Income Tax - Tax on assets and tax loss carryforwards expire (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of Income Tax
Tax loss carryforwards	$ 3,045,538
2017
Disclosure of Income Tax
Tax loss carryforwards	$ 59,033
Year of expiration / maturity	P2027Y
2018
Disclosure of Income Tax
Tax loss carryforwards	$ 199,632
Year of expiration / maturity	P2028Y
2019
Disclosure of Income Tax
Tax loss carryforwards	$ 1,250,964
Year of expiration / maturity	2029
2020
Disclosure of Income Tax
Tax loss carryforwards	$ 1,535,909
Year of expiration / maturity	2030